UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22175

ALPS ETF TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Tané T. Tyler, Esq. ALPS ETF Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

ALPS ETF TRUST	SCHEDULE OF INVESTMENTS
March 31, 2009(Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.57%)
Australia (8.51%)
CFS Retail Property Trust	38,812	$43,956
Commonwealth Property Office Fund	30,335	19,074
Dexus Property Group	67,013	34,920
Mirvac Group	28,177	16,641
Stockland Trust Group	32,180	69,088
Westfield Group	20,074	139,473
		323,152
Belgium (0.58%)
Confinimmo	208	22,162

Canada (0.85%)
Boardwalk Real Estate Investment Trust	529	10,932
RioCan Real Estate Investment Trust	2,132	21,267
		32,199
France (5.78%)
Fonciere des Regions	447	20,983
ICADE	362	25,622
Klepierre	1,590	27,961
Unibail-Rodamco	1,025	145,111
		219,677
Great Britain (8.48%)
British Land Co., Plc	16,636	86,022
Derwent London Plc	1,695	16,156
Great Portland Estates Plc	3,591	12,546
Hammerson Plc	13,555	49,447
Land Securities Group Plc	14,806	92,794
Liberty International Plc	5,556	30,999
Segro Plc	105,058	34,258
		322,222
Hong Kong (16.82%)
China Overseas Land & Investment, Ltd.	76,000	119,246
Hang Lung Properties, Ltd.	39,000	91,587
Henderson Land Development Co., Ltd.	19,000	72,323
Hongkong Land Holdings, Ltd.	23,000	52,440
The Link Real Estate Investment Trust	42,500	84,013
Sun Hung Kai Properties, Ltd.	17,000	152,231
The Wharf Holdings, Ltd.	27,000	67,030
		638,870
Japan (14.62%)
Aeon Mall Co., Ltd.	1,500	19,059
Japan Real Estate Investment Corp.	8	61,233
Japan Retail Fund Investment Corp.	7	26,648
Mitsubishi Estate Co., Ltd.	11,000	122,730
Mitsui Fudosan Co., Ltd.	10,000	108,029
Nippon Building Fund, Inc.	10	85,654
Nomura Real Estate Office Fund, Inc.	5	27,691
NTT Urban Development Corp.	21	16,754
Sumitomo Realty & Development Co., Ltd.	8,000	87,719
		555,517
Netherlands (2.11%)
Corio N.V.	835	34,523
Eurocommercial Properties N.V.	625	16,970
Wereldhave N.V.	411	28,739
		80,232
Singapore (5.43%)
Ascendas Real Estate Investment Trust	23,066	18,511
CapitaLand, Ltd.	50,000	76,635
CapitaMall Trust	45,347	39,375
City Developments, Ltd.	12,000	40,258

Kerry Properties, Ltd.	13,000	31,368
		206,147
Sweden (0.50%)
Castellum AB	3,419	19,148

Switzerland (0.87%)
PSP Swiss Property AG*	781	32,970

United States (34.02%)
Alexandria Real Estate Equities, Inc.	714	25,990
AMB Property Corp.	1,925	27,720
Apartment Investment and Management Co.	2,293	12,566
AvalonBay Communities, Inc.	1,505	70,825
Boston Properties, Inc.	2,363	82,776
BRE Properties, Inc.	1,010	19,826
Brookfield Properties Corp.	3,980	22,845
Camden Property Trust	1,045	22,551
Digital Realty Trust, Inc.	1,431	47,481
Douglas Emmett, Inc.	2,332	17,233
Duke Realty Corp.	2,887	15,879
Equity Residential	5,308	97,402
Essex Property Trust, Inc.	530	30,390
Federal Realty Investment Trust	1,153	53,038
HCP, Inc.	4,928	87,965
Host Hotels & Resorts, Inc.	10,204	40,000
Kimco Realty Corp.	4,465	34,023
Liberty Property Trust	1,915	36,270
The Macerich Co.	1,492	9,340
Mack-Cali Realty Corp.	1,236	24,485
ProLogis	5,185	33,703
Public Storage	2,184	120,665
Regency Centers Corp.	1,369	36,374
Simon Property Group, Inc.	3,395	117,602
SL Green Realty Corp.	1,118	12,074
UDR, Inc.	2,903	24,995
Ventas, Inc.	2,799	63,285
Vornado Realty Trust	2,728	90,679
Weingarten Realty Investors	1,513	14,404
		1,292,386
TOTAL COMMON STOCKS
(Cost $6,838,006)		3,744,682

TOTAL INVESTMENTS (98.57%)
(Cost $6,838,006)		3,744,682

NET OTHER ASSETS AND LIABILITIES (1.43%)		54,249

NET ASSETS (100.00%)		$3,798,931

* Non-income producing security.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by sharholders.

Ltd. - Limited

N.V. - Naamloze Vennootchap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Co.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments

1. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s securities using fair value pricing will result in suing prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of the Fund’s securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect the Fund’s ability to track the Index.

2.  FAS 157

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 —quoted prices in active markets for identical securities
2)	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
3)	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets:

Investments in
Valuation Inputs	Securities at Value
Level 1 — Quoted Prices	$3,744,682
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$3,744,682

All securities of the Fund were valued using Level 1or Level 2 inputs during the period ended March 31, 2009. Thus a reconciliation of assets in which significant unobservable inputs (level 3) were used is not applicable for the Fund.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of March 31, 2009, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross Appreciation (excess of value over tax cost)	$—
Gross Depreciation (excess of tax cost over value)	(3,174,531)
Net Unrealized Depreciation	(3,174,531)
Cost of investment for income tax purposes	$6,919,213

Item 2. Controls and Procedures.

(a)            The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	May 28, 2009

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	May 28, 2009

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